Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	116 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000036131
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%	3.17%			2.34%
Without Sales Load [Member] | C000161061
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	3.40%		2.68%
Without Sales Load [Member] | C000219321
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	3.68%	4.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)			1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.53%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	(0.46%)
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.66%			2.76%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.66%		2.96%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.66%	4.10%